INVESTMENTS	6 Months Ended
Jun. 30, 2021
INVESTMENTS

6. INVESTMENTS

The Group’s investments comprise the following:

	December 31,	June 30,	June 30,
	2020	2021	2021
	RMB	RMB	US$
			( Note 3)
Investments accounted for under equity method:
Nanyang Herbs Pte. Ltd. ("Nanyang Herbs") <1>	—	—	—
Investments accounted for under cost method:
Skychain Technologies Inc. ("Skychain") <2>	—	21,286,030	3,296,786
Dragonfly Ventures II, L.P. ("Dragonfly") <3>	—	13,706,039	2,122,795

Total	—	34,992,069	5,419,581

<1> Nanyang Herbs

In February 2020, the Group entrusted a nominee to hold trust shares of 50% in Nanyang Herbs and the nominee is to exercise rights in accordance with the instruction of the Group. In February 2020, Nanyang Herbs entered into a research collaboration agreement with Nanyang Technological University (“NTU”) to jointly provide technology and financial support to fund the research project to embark on evidence-based study to illustrate the medicinal values and efficacies of certain herbs. The Group has invested an amount of RMB3.3 million (US$0.5 million) to Nanyang Herbs in 2020 and amount of RMB3.3 million (US$0.5 million) in 2021. Because of the uncertainty of medical research projects, the Group incurred loss of RMB 3.3 million (US$0.5 million) for the year ended December 31, 2020. Also, the Group incurred another loss of RMB 3.3 million (US $0.5 million) for the six months ended June 30, 2021.

<2> Skychain

In May 2021, the Group entered into an investment agreement with Skychain Technologies Inc. ("Skychain"), which aims to develop the crypto currency business in Canada. The Group invested RMB21.3 million (US$3.3 million) in Skychain.

<3> Dragonfly

In March 2021, the Group entered into an investment agreement with Dragonfly Ventures II, L.P. (“Dragonfly”). The Group invested RMB13.7 million (US$2.1 million) in Dragonfly.

In total, the Group recorded impairment charges relating to its investments in equity and other of RMB19.2 million and RMB5.3million (US$0.8 million), which including Nanyang Herbs impairment charges for RMB 3.3 million and NFT investment impairment for RMB 2 million for the year ended December 31, 2020 and for the six months ended June 30, 2021, respectively.